Income Taxes (Tables)	12 Months Ended
Dec. 31, 2013
Income Taxes
Schedule of components of deferred tax assets and deferred tax liabilities

	Year Ended December 31,
	2013	2012
	(in millions)
Current deferred income tax assets (liabilities):
Allowance for doubtful accounts	$2.0	$0.9
Other	0.7	0.7
Valuation allowance	(0.8)	(1.6)

Total current deferred income tax assets	$1.9	$—

Non-current deferred income tax assets (liabilities):
Net operating loss carryforwards	$147.4	$137.5
Deferred revenue	(0.5)	0.3
Depreciation and amortization	(117.7)	(131.7)
Franchise operating rights	(298.7)	(298.7)
Investment marked to market	5.4	5.3
Other	—	0.3
Valuation allowance	(42.5)	(11.7)

Total noncurrent deferred income tax liabilities	$(306.6)	$(298.7)
Total net deferred tax liabilities	(304.7)	(298.7)

Schedule of income tax expense (benefit) from continuing operations

	Year ended December 31,
	2013	2012	2011
	(in millions)
Current tax expense
Federal	$—	$—	$—
State	0.1	—	0.1

Total Current	0.1	—	0.1

Deferred tax provision (benefit)
Federal	5.8	(0.6)	—
State	0.3	(0.1)	(3.3)

Total Deferred	6.1	(0.7)	(3.3)

Income tax expense (benefit), net	$6.2	$(0.7)	$(3.2)

Schedule of reconciliation of the income tax provision computed at statutory tax rates to the income tax provision

	Year ended December 31,
	2013	2012	2011
	(in millions)
Statutory Federal income taxes	$(54.3)	$(39.3)	$6.8
State income taxes	4.5	(1.9)	(3.1)
Loss generated by partnership not subject to federal income tax	27.5	26.9	(6.9)
Other	(1.4)	0.2	—
Change in valuation allowance	29.9	13.4	—

Income tax expense (benefit), net	$6.2	$(0.7)	$(3.2)